(LOSSES)/EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Trip's shareholders		¥ 1,403	$ 206	¥ (550)	¥ (3,247)
Numerator for diluted earnings per share | ¥		¥ 1,403		¥ (550)	¥ (3,247)
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	[1]	648,380,590	648,380,590	634,109,233	600,888,208
Dilutive effect of share options and RSUs		8,712,236	8,712,236	0	0
Denominator for diluted earnings per ordinary share	[1]	657,092,826	657,092,826	634,109,233	600,888,208
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		19,062,550	19,062,550	8,002,906	40,329,592
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		906,820	906,820	1,245,966	27,896,136
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		18,155,730	18,155,730	6,756,940	12,433,456
Ordinary shares
Denominator:
Basic earnings/(losses) per share | (per share)	[1]	¥ 2.17	$ 0.31	¥ (0.87)	¥ (5.4)
Diluted earnings/(losses) per share | (per share)	[1]	2.14	0.31	(0.87)	(5.4)
ADS
Denominator:
Basic earnings/(losses) per share | (per share)	[1]	2.17	0.31	(0.87)	(5.4)
Diluted earnings/(losses) per share | (per share)	[1]	¥ 2.14	$ 0.31	¥ (0.87)	¥ (5.4)

[1]	Basic and diluted losses per ordinary share and weighted average ordinary shares outstanding for the years ended December 31, 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.